ING BALANCED PORTFOLIO, INC.

ING INTERMEDIATE BOND PORTFOLIO

ING MONEY MARKET PORTFOLIO

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VARIABLE FUNDS

ING VARIABLE INSURANCE TRUST

ING VARIABLE PORTFOLIOS, INC.

ING VARIABLE PRODUCTS TRUST

 (each a “Registrant” and collectively, the “Registrants”)

Supplement dated November 29, 2013 to the

Current Prospectuses, Summary Prospectuses, and Statements of Additional Information

for each Series of the above named Registrants

(each a “Portfolio” and collectively, the “Portfolios”)

Earlier this year ING U.S. announced plans to rebrand as Voya Financial following its initial public offering, which occurred in May 2013. The actual rebranding of the various businesses that comprise ING U.S.—Retirement Solutions, Investment Management and Insurance Solutions — will occur in stages, with ING U.S. Investment Management among the first to rebrand. As of May 1, 2014, ING U.S. Investment Management will be known as Voya Investment Management. The ING entities do not anticipate that there will be any disruption in services being rendered to the Portfolios.

In 2014, ING U.S., Inc. will change its name to Voya Financial, Inc. Effective May 1, 2014, ING Investments, LLC, the adviser to the Portfolios, will be renamed Voya Investments, LLC; ING Investment Management Co. LLC, sub-adviser to the Portfolios; will be renamed Voya Investment Management Co. LLC. ING Investments Distributor, LLC, the distributor for the Portfolios, will be renamed Voya Investments Distributor, LLC. ING Funds Services, LLC, the administrator for the Portfolios, will be renamed Voya Funds Services, LLC. Each Portfolio as well as each Registrant that each Portfolio is organized as a series of will also be renamed.

The new Registrant and Portfolio names will be as follows:

Current Registrant Name / Current Portfolio Name	New Registrant Name / New Portfolio Name, effective May 1, 2014
ING Balanced Portfolio, Inc.	Voya Balanced Portfolio, Inc.
ING Balanced Portfolio	Voya Balanced Portfolio
ING Intermediate Bond Portfolio	Voya Intermediate Bond Portfolio
ING Intermediate Bond Portfolio	Voya Intermediate Bond Portfolio
ING Money Market Portfolio	Voya Money Market Portfolio
ING Money Market Portfolio	Voya Money Market Portfolio
ING Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
ING Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio	Voya Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Moderate Portfolio
ING Variable Funds	Voya Variable Funds
ING Growth and Income Portfolio	Voya Growth and Income Portfolio
ING Variable Insurance Trust	Voya Variable Insurance Trust
ING GET U.S. Core Portfolio - Series 13(1)	Voya GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14	Voya GET U.S. Core Portfolio - Series 14

Current Registrant Name / Current Portfolio Name	New Registrant Name / New Portfolio Name, effective May 1, 2014
ING Variable Portfolios, Inc.	Voya Variable Portfolios, Inc.
ING Australia Index Portfolio	Voya Australia Index Portfolio
ING Emerging Markets Index Portfolio	Voya Emerging Markets Index Portfolio
ING Euro STOXX 50® Index Portfolio	Voya Euro STOXX 50® Index Portfolio
ING FTSE 100 Index® Portfolio	Voya FTSE 100 Index® Portfolio
ING Global Value Advantage Portfolio	Voya Global Value Advantage Portfolio
ING Hang Seng Index Portfolio	Voya Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio	Voya Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio	Voya Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio	Voya Index Plus SmallCap Portfolio
ING International Index Portfolio	Voya International Index Portfolio
ING Japan TOPIX Index® Portfolio	Voya Japan TOPIX Index® Portfolio
ING Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
ING Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Index Portfolio
ING Russell™ Large Cap Value Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio
ING Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio
ING Russell™ Mid Cap Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
ING Russell™ Small Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
ING Small Company Portfolio	Voya Small Company Portfolio
ING U.S. Bond Index Portfolio	Voya U.S. Bond Index Portfolio
ING Variable Products Trust	Voya Variable Products Trust
ING International Value Portfolio	Voya International Value Portfolio
ING MidCap Opportunities Portfolio	Voya MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio

(1)         The Portfolio is scheduled to be liquidated on or about December 20, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE